FAIR VALUE MEASUREMENTS (Schedule of fair value categorized within Level 3) (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value balance reported on the consolidated balance sheet		$ 998,135
Gain in fair value reported in the condensed consolidated statements of operations		(531,880)
Ending fair value balance reported on the consolidated balance sheet		466,255	$ 998,135
Series I Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value balance reported on the consolidated balance sheet		135,000
Gain in fair value reported in the condensed consolidated statements of operations		(95,000)
Ending fair value balance reported on the consolidated balance sheet		40,000	135,000
B H I [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginnig Balance		1,192,352
Recognition of contingent consideration in acquisition
Loss in fair value			1,192,352
Ending Balance			1,192,352
Contingent Consideration [Member] | The Door [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value balance reported on the consolidated balance sheet	[1]	2,381,869
Ending fair value balance reported on the consolidated balance sheet	[1]		2,381,869
(Gain) Loss in fair value reported in the condensed consolidated statements of operations	[1]	(1,358,672)
(Gain) Loss in fair value reported in the condensed consolidated statements of operations	[1]	(1,023,197)
Contingent Consideration [Member] | Motion Picture
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value balance reported on the consolidated balance sheet	[2]	710,000
Ending fair value balance reported on the consolidated balance sheet	[2]	710,000	710,000
(Gain) Loss in fair value reported in the condensed consolidated statements of operations	[2]
(Gain) Loss in fair value reported in the condensed consolidated statements of operations	[2]
Contingent Consideration [Member] | B H I [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value balance reported on the consolidated balance sheet	[3]	1,192,352
Ending fair value balance reported on the consolidated balance sheet	[3]		1,192,352
(Gain) Loss in fair value reported in the condensed consolidated statements of operations	[3]	(76,106)
(Gain) Loss in fair value reported in the condensed consolidated statements of operations	[3]	(1,116,246)
The Door [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginnig Balance		2,381,869	370,000	330,000
Recognition of contingent consideration in acquisition
Loss in fair value			2,011,869	40,000
Ending Balance			2,381,869	370,000
Motion Picture
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginnig Balance		$ 710,000	160,000
Recognition of contingent consideration in acquisition				145,000
Loss in fair value			550,000	15,000
Ending Balance			$ 710,000	$ 160,000

[1]	During the year ended December 31, 2021, The Door achieved the conditions for the earnout consideration, which were settled on June 7, 2022 by payment of 279,562 shares of common stock. For the three and six months ended June 30, 2021, the Company recorded a gain of $190,000 and a loss of $180,000, respectively, in fair value of contingent consideration related to The Door in the condensed consolidated statements of operations.
[2]	For the three and six months ended June 30, 2021, the Company recorded losses of $25,000 and $20,000, respectively, in fair value of contingent consideration related to Be Social in the condensed consolidated statements of operations.
[3]	During the year ended December 31, 2021, B/HI achieved the conditions for the earnout consideration, which were settled on June 14 and June 29, 2022, as described above.